Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2014
Selected Quarterly Financial Data (Unaudited) *

(22) Selected Quarterly Financial Data (Unaudited)*

Quarterly financial data for the years ended March 31, 2012, 2013 and 2014 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2012:
First quarter	¥1,714,596	¥22,579	¥31,797	¥17.64
Second quarter	1,885,892	52,511	60,429	33.53
Third quarter	1,942,545	44,298	47,662	26.45
Fourth quarter	2,405,062	111,976	71,594	39.72

	¥7,948,095	¥231,364	¥211,482	¥117.34

Year ended March 31, 2013:
First quarter	¥2,435,909	¥176,013	¥131,723	¥73.09
Second quarter	2,271,286	100,867	82,233	45.63
Third quarter	2,425,792	131,941	77,441	42.97
Fourth quarter	2,744,960	135,989	75,752	42.03

	¥9,877,947	¥544,810	¥367,149	¥203.71

Year ended March 31, 2014:
First quarter	¥2,834,095	¥184,963	¥122,499	¥67.97
Second quarter	2,890,221	171,451	120,368	66.79
Third quarter	3,020,889	228,574	160,732	89.18
Fourth quarter	3,097,246	165,293	170,508	94.61

	¥11,842,451	¥750,281	¥574,107	¥318.54

*	All quarterly financial data is unaudited and also has not been reviewed by the independent registered public accounting firm.